CURRENT FINANCIAL LIABILITIES WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
CURRENT FINANCIAL LIABILITIES WITH RELATED PARTIES

8.	CURRENT FINANCIAL LIABILITIES WITH RELATED PARTIES

As of June 30, 2026, and December 31, 2025 Codere Online had no bank debt, bonds or other external borrowings. All financial liabilities correspond to current payable balances with Codere Group companies, as detailed below:

Current financial liabilities at amortized cost

06/30/2026	Amortized Cost	Carrying Amount	Fair Value
Current financial liabilities	2,901	2,901	2,901
Payables with Related Parties (Note 12)	2,901	2,901	2,901

12/31/2025	Amortized Cost	Carrying Amount	Fair Value
Current financial liabilities	1,808	1,808	1,808
Payables with Related Parties (Note 12)	1,808	1,808	1,808

There were no non-current financial liabilities at amortized cost, nor any borrowings with financial institutions, as of June 30, 2026 and December 31, 2025.

Changes in financial liabilities arising from financing activities

The following tables present details regarding the changes in financial liabilities as of June 30, 2026 and December 31, 2025 that arise from current financial activities:

06/30/2026

	Balance at 12/31/2025	Cash addition	Related parties debt restructuring	Related party non-cash payable	Related party cash settlement	Exchange rate impact	Changes in fair value	Balance at 06/30/2026
Payables with Related Parties	1,808	-	-	-	1,093	-	-	2,901
Total	1,808	-	-	-	1,093	-	-	2,901

12/31/2025

	Balance at 12/31/2024	Cash addition	Related parties debt restructuring	Related party non-cash payable	Related party cash settlement	Exchange rate impact	Changes in fair value	Balance at 12/31/2025
Payables with Related Parties	3,365	-	-	-	(1,557)	-	-	1,808
Total	3,365	-	-	-	(1,557)	-	-	1,808

These balances correspond to short-term payables with Codere Group companies, including transactions made by customers through retail sport betting terminals, and amounted to €2,901 and €1,808 thousand as of June 30, 2026 and December 31, 2025, respectively.